FEDERATED FIXED INCOME SECURITIES, INC.

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 26, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED FIXED INCOME SECURITIES, INC. (the “Registrant”)

Federated Strategic Income Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 33-43472

1940 Act File No. 811-6447

Dear Sir or Madam:

Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 82 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Registrant is hereby electronically transmitted. This filing has been electronically redlined to indicate the changes from the Registrant's Rule 485(a) Amendment filed with the Commission on November 17, 2016.

This Registrant may be marketed through banks, savings associations or credit unions.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective on January 27, 2017 pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

If you have any questions on the enclosed material, please contact me at (412) 288-7413.

Very truly yours,

/s/ Alice Helscher

Alice Helscher

Senior Paralegal

Enclosures